Acquisition of a subsidiary (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Summary of acquisition date fair value of each major class of consideration transferred
The following table summarizes the acquisition date fair value of each major class of consideration transferred.

Total cash consideration transferred	$8,509
Net cash outflow arising on acquisition:
Cash consideration	$8,509
Less: cash and cash equivalent balances acquired (note 33(III))	163
Total net cash inflow arising on acquisition	$8,346

Summarises the recognised amounts of assets acquired and liabilities assumed at the date of acquisition
The following table summarizes the recognized amounts of assets acquired and liabilities based on fair value at the date of acquisition.

Property, plant and equipment and intangible assets	$3,140
Other non-current assets	169
Inventories	5,498
Trade receivables (including loss allowance $80)	619
Deposits, prepayments and other receivables	566
Cash and cash equivalents	163
Trade payables	(6,677)
Accrued expenses	(257)
Lease liabilities	(2,906)
Total identifiable net assets acquired at fair value	$315

Disclosure of valuation techniques
Measurement of fair values
The valuation technique used for measuring the fair value of material assets acquired was as follow.

Assets acquired	Valuation technique
Property, plant and equipment	Cost technique: The valuation model considers market prices for depreciated replacement cost when appropriate. Depreciated replacement cost reflects functional and economic obsolescence.

Summary of changes in goodwill explanatory	Goodwill arising from the acquisition has been recognized as follows.

2024
Consideration transferred (note 33(I))	$8,509
Fair value of identifiable net assets (note 33(III))	(315)
Goodwill	$8,194